PROVISIONS	6 Months Ended
Jun. 30, 2019
Disclosure of other provisions [abstract]
PROVISIONS
NOTE 10 – PROVISIONS
Provisions as of June 30, 2019 and December 31, 2018 are comprised of the following:

	June 30, 2019	December 31, 2018
Environmental	1,228	1,228
Asset retirement obligations	444	422
Site restoration	137	141
Staff related obligations	196	201
Voluntary separation plans	15	38
Litigation and contingencies (see note 14)	329	369
Tax claims	94	120
Other legal claims and contingencies	235	249
Commercial agreements and onerous contracts	45	34
Other	105	101
Total	2,499	2,534
Short-term provisions	476	539
Long-term provisions	2,023	1,995
Total	2,499	2,534